CMG MID CAP GROWTH FUND
                             CMG SMALL/MID CAP FUND


            Supplement to Current Prospectus dated February 27, 2004



         Portfolio Manager for the Fund. The table on page 54 of the section of the Prospectus entitled "Mid Cap Growth Fund/Portfolio Manager for the Fund" and "Small/Mid Cap Fund/Portfolio Manager for the Fund" is amended by adding the paragraphs below.

CMG Mid Cap Growth Fund
-----------------------

"Mr. Kenneth A. Korngiebel and Mr. Trent E. Nevills are the Fund's Co-Portfolio Managers. Mr. Korngiebel, who has co-managed the Fund since June 2004, is a Senior Vice President for the Advisor. Mr. Korngiebel has been with the Advisor since 1996. Mr. Nevills, who has co-managed the Fund since June 2004, has been with the Advisor since 2003. Previously, he was a Portfolio Manager and Principal Partner at QED Capital Management from 2000-2003. He was a Portfolio Manager and Assistant Vice President for Federated Investors from 1999-2000 and an equity analyst from 1997-1999."

CMG Small/Mid Cap Fund
----------------------

"Mr. Kenneth A. Korngiebel and Mr. Trent E. Nevills."





                                                               July 2, 2004
C04/090

                               CMG SMALL CAP FUND


            Supplement to Current Prospectus dated February 27, 2004



The description of the Portfolio Manager for the Fund contained within the section entitled "Management" on page 8 of the Prospectus is revised in its entirety as follows:

Kenneth A. Korngiebel, a Senior Vice President of Columbia, and Trent E. Nevills, a Vice President of Columbia, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Korngiebel joined Columbia in 1996 and has co-managed the Fund since June 2004. Mr. Nevills joined Columbia Management in 2003 and has co-managed the Fund since June 2004. Previously, he was a portfolio manager and principal partner at QED Capital Management from 2000-2003. He was a portfolio manager and assistant vice president for Federated Investors from 1999-2000 and an equity analyst from 1997-1999.





                                                                  July 2, 2004
C04/089